Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2014	$4,613
2015	4,339
2016	6,331
2017	6,471
2018	5,080
Thereafter	57,322

$84,156